SHARE-BASED COMPENSATION - Plan Awards Activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Options, Quantity
Outstanding at the beginning of the period (in shares)		3,314,842
Granted (in shares)		0
Exercised (in shares)		(544,788)
Outstanding at the end of the period (in shares)		2,770,054	3,314,842
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)		$ 37.17
Exercised (in dollars per share)		29.43
Outstanding at the end of the period (in dollars or euros per share)		$ 38.70	$ 37.17
SARs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		126,100
Granted (in shares)		0	0	0
Exercised (in shares)		(25,000)
Outstanding at the end of the period (in shares)		101,100	126,100
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)		$ 32.75
Exercised (in dollars per share)		32.85
Outstanding at the end of the period (in dollars per share)		$ 32.72	$ 32.75
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		12,801,232
Granted (in shares)	2,303,889	10,561,259
Exercised (in shares)		(6,565,193)
Forfeited (in shares)		(868,911)
Cancelled (in shares)	(468,543)	(38,428)
Outstanding at the end of the period (in shares)		15,889,959	12,801,232
PSUs
SARs and RSUs, Quantity
Granted (in shares)		218,159
Outstanding at the end of the period (in shares)		218,159
2018 plan
Options, Quantity
Outstanding at the end of the period (in shares)		2,720
SARs and RSUs, Quantity
Granted (in shares)		0
2018 plan | Options
Options, Quantity
Outstanding at the beginning of the period (in shares)		179,522
Granted (in shares)				256,812
Exercised (in shares)		(13,916)
Forfeited (in shares)		(9,642)	(9,642)	(32)
Cancelled (in shares)		(155,964)	(98,848)	(77,380)
Outstanding at the end of the period (in shares)			179,522
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)		$ 215.28
Exercised (in dollars per share)		202.97
Forfeited (in dollars per share)		203.83
Cancelled (in dollars per share)		$ 217.08
Outstanding at the end of the period (in dollars or euros per share)			$ 215.28
2018 plan | RSUs
Options, Quantity
Granted (in shares)			118,308	191,214
Forfeited (in shares)			(34,973)	(10,586)
Cancelled (in shares)			(244,532)	(17,560)
Transferred to/ (from) the Group (in shares)		(7)
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		271,542
Granted (in shares)		118,308
Exercised (in shares)		(38,776)
Forfeited (in shares)		(34,973)
Cancelled (in shares)		(313,374)
Outstanding at the end of the period (in shares)		2,720	271,542